Expense Example - Investor A, Institutional - iShares U.S. Aggregate Bond Index Fund	Apr. 30, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	114
Expense Example, with Redemption, 5 Years	200
Expense Example, with Redemption, 10 Years	454
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	10
Expense Example, with Redemption, 3 Years	33
Expense Example, with Redemption, 5 Years	60
Expense Example, with Redemption, 10 Years	$ 139